Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls	Dec. 31, 2019 Bcf	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2017 MMBbls	Dec. 31, 2017 Bcf	Dec. 31, 2016 MMBbls Bcf
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves | Bcf							12.5
Proportion of ownership interest in subsidiary	100.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,516.7		9,510.1		9,685.5		9,601.1
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	73.6	56.4	96.1	58.1	66.3	17.3
Equity Method Investee [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves							71.1
Equity Method Investee [member] | Crude oil and natural gas [Member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Equity Method Investee [member] | Crude oil and natural gas [Member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,590.4		9,606.2		9,751.7		9,672.2
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves					292.7
Asset held for sale [member] | Consolidated And Equity Method Investees [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	49.5		67.7		292.7